Revenue, Recognition and Measurement (Details)	12 Months Ended
Jun. 30, 2025
Minimum [Member]
Recognition and measurement [Abstract]
Provisional pricing and final invoicing	60 days
Maximum [Member]
Recognition and measurement [Abstract]
Provisional pricing and final invoicing	120 days
Maximum invoices payable terms of trade receivables	30 days